OCEAN STATE TAX EXEMPT FUND

                           REPORT OF THE PRESIDENT
                               April 30, 2002

      It's times like these that make it attractive to own a municipal bond fund like the Ocean State Tax Exempt Fund ("the Fund"). Barring a late year rally in equities, the bond markets are poised to outperform equities for the third consecutive year. Such a situation is unprecedented in recent times.

      In the first half of the Fund's fiscal year the Federal Reserve has left interest rates untouched. At the beginning of the year there was much speculation that the Fed would need to be aggressive in raising rates once the expected resurgence in the economy began to take hold. The resurgence has not materialized as anticipated and until there is convincing evidence that financial risks are past and the economy truly improves the Fed will not act. The threat of world conflict and terrorism is an additional weight on the equity markets while serving to boost the bond markets as investors move towards safer investments. These factors, among others, while hurting equities, have helped moderate losses in bond fund returns.

      Our investment objective in managing the Fund's portfolio is to emphasize preservation of principal while maintaining a high level of current income. However, the primary feature that adds to the Fund's attractiveness is for Rhode Island residents the Fund distributes monthly dividend income free from State and Federal taxes*. During the period ended April 30, 2002 the Fund's net asset value declined from $10.55 to $10.40 while the Fund's dividend distribution was $0.22 per share during the period. As a result, the Fund's total return on net asset value was 0.72% during this period.

      These last six months have also underscored the principal of taking a long term approach towards investing. Rising and falling markets are normal, and generally you can avoid the results of the volatility by extending your investment horizon. It can also help to pursue a periodic investment plan by making investments several times a year. While none of these approaches will guarantee a profit they are time-honored investment methods.

                                       Very truly yours,

                                       /s/ Alfred B. Van Liew

                                       Alfred B. Van Liew
                                       President and Chairman of the
                                       Board of Trustees

* Municipal bonds acquired after April 30, 1993 at market discounts may generate a small amount of ordinary taxable income for certain investors.

                         OCEAN STATE TAX EXEMPT FUND
                        INVESTMENT PERFORMANCE REVIEW
                            as of April 30, 2002
                                 (unaudited)


                                                            Prior
                                   November 1, 2001      Fiscal Year        May 1, 1997       May 1, 1992
                                       through              Ended             through           through
                                    April 30, 2002     October 31, 2001    April 30, 2002    April 30, 2002
                                   ----------------    ----------------    --------------    --------------

Total Rate of Return (b)
  Based on:
    Net Asset Value                      0.72%              7.63%              4.82%             5.97%
    Offering Price                      (3.31)%             3.30%              3.95%             5.53%


                                       As of                As of
                                   April 30, 2002      October 31, 2001
                                   --------------      ----------------

30-day Current Yield
  Based on:
    Net Asset Value                      4.46%              4.23%
    Offering Price                       4.29%              4.06%
30-day Tax-Equivalent Yield (a)
  Based on:
    Net Asset Value                      8.06%              7.78%
    Offering Price                       7.75%              7.47%

      The Ocean State Tax Exempt Fund has placed a high priority on capital preservation while at the same time striving for competitive after-tax investment returns. The Fund has maintained the weighted average maturity of the portfolio at 10.9 years as of April 30, 2002.

      The average quality rating of the investments, in the following table was Aa/AA (Moody's and Standard & Poor's bond rating services).

                         Portfolio Quality Analysis


                     % of Total Portfolio
                     --------------------
                      as of       as of
      Rating         4/30/02     10/31/01
      ------         -------     --------

      Aaa/AAA        70.83%      71.55%
      Aa/AA          24.40%      21.97%
      A               3.78%       5.47%
      Baa/BBB         0.99%       1.01%
      Not Rated          0%          0%

      The Fund will continue its policy of seeking the highest tax advantaged yields available, consistent with maintaining quality and diversification objectives.

(a) For 2002, shareholders subject to a maximum Federal tax rate of 38.60% and a Rhode Island tax rate of 25.00%.
(b)   Past performance is no guarantee of future results.

                         OCEAN STATE TAX EXEMPT FUND
                     STATEMENT OF ASSETS AND LIABILITIES
                            as of April 30, 2002
                                 (unaudited)


                                ASSETS

Investments at value (identified cost $33,677,348) (Note 1A)                $35,080,884
Cash                                                                            687,507
Interest receivable                                                             452,451
Receivable for capital stock sold                                                 5,840
                                                                            -----------
      Total Assets                                                          $36,226,682

                              LIABILITIES

Distribution payable to shareholders                                        $    49,185
Accrued expenses                                                                  2,645
Accrued management fees                                                          17,574
Payable for capital stock redeemed                                               28,960
Payable for securities purchased                                                 99,600
                                                                            -----------
      Total Liabilities                                                         197,964
                                                                            -----------
      Net Assets                                                            $36,028,718
                                                                            ===========

Net Assets consist of:
Shares of beneficial interest at par ($.01/share)                           $    34,641
Additional paid-in capital (Note 4)                                          34,542,200
Accumulated net realized gain on investment transactions                         48,341
Net unrealized appreciation of investments                                    1,403,536
                                                                            -----------
Total-Representing Net Assets at Value for 3,464,115 Shares Outstanding     $36,028,718
                                                                            ===========

Computation of Net Asset Value & Offering Price:
Net Assets                                                                  $36,028,718
Divided by number of shares outstanding                                       3,464,115
Net asset value                                                             $     10.40
                                                                            ===========
Offering price                                                              $     10.83
                                                                            ===========

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
                           STATEMENT OF OPERATIONS
                     For the period ended April 30, 2002
                                 (unaudited)


Investment Income
Interest income (Note 1B)                                                             $ 958,724
Expenses:
  Adviser fees (Note 2)                                                   62,091
  Administrator fees (Note 2)                                             44,350
  Auditing fees                                                           16,613
  Transfer agent fees                                                     17,219
  Legal fees and expenses                                                 19,418
  Distribution expenses (Note 5)                                           7,719
  Trustees fees and expenses                                              12,250
  Shareholder reports                                                      3,059
  Custody                                                                  2,045
  Pricing fees                                                             1,741
  Miscellaneous expenses                                                   1,095
  Insurance                                                                  775
  Registration fees                                                          641
                                                                        --------
                                                                         189,016
                                                                                      ---------
      Net Investment Income                                                           $ 769,708

Realized and Unrealized Gain/(Loss) on Investments
Net Realized Gain on Investments                                          51,244
Net Change in Unrealized Appreciation/(Depreciation) of Investments     (559,159)
                                                                        --------
Net Realized and Unrealized Loss on Investments                                        (507,915)
                                                                                      ---------
Net Increase in Net Assets Resulting from Operations                                  $ 261,793
                                                                                      =========

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                   Six-Month Period        Fiscal Year
                                                                         Ended                 Ended
                                                                    April 30, 2002      October 31, 2001
                                                                   ----------------     ----------------
                                                                     (unaudited)

Increase (Decrease) in Net Assets Resulting from:
Operations:
  Net investment income                                              $    769,708         $  1,633,338
  Net realized gain on investments                                         51,244                9,957
  Change in unrealized appreciation/(depreciation) of investments        (559,159)           1,051,825
                                                                     ------------         ------------

  Net increase in net assets resulting from operations                    261,793            2,695,120

Dividends and distributions to shareholders from:
  Net investment income ($.22 per share in 2002 and $.47 per
   share in 2001)                                                        (769,714)          (1,633,333)
  Net increase (decrease) from fund share transactions (Note 4)           233,337           (2,284,121)
                                                                     ------------         ------------
      Total decrease in net assets                                       (274,583)          (1,222,334)

NET ASSETS:
  Beginning of period                                                  36,303,302           37,525,636
                                                                     ------------         ------------
  End of period                                                      $ 36,028,718         $ 36,303,302
                                                                     ============         ============

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
                            FINANCIAL HIGHLIGHTS
               For a share outstanding throughout each period.

      The following data includes selected data and other performance information derived from the financial statements.


                                                              Fiscal       Fiscal       Fiscal       Fiscal
                                               Six Months      Year         Year         Year         Year
                                                 Ended        Ended        Ended        Ended        Ended
                                                4/30/02      10/31/01     10/31/00     10/31/99     10/31/98
                                               ----------    --------     --------     --------     --------
                                               (unaudited)

Per Share Operating Performance:
Net Asset Value, Beginning of Year              $ 10.55      $ 10.25      $ 10.12      $ 10.71      $ 10.69
Net investment income                               .22          .47          .49          .53          .56
Net realized and unrealized gain (loss) on
 securities                                        (.15)         .30          .13         (.58)         .03
                                                -------      -------      -------      -------      -------
Total from Investment Operations                    .07          .77          .62         (.05)         .59
                                                -------      -------      -------      -------      -------

Less Distributions:
Dividends from net investment income               (.22)        (.47)        (.49)        (.53)        (.56)
                                                -------      -------      -------      -------      -------
Distribution from net realized gains               (.00)        (.00)        (.00)        (.01)        (.01)
                                                -------      -------      -------      -------      -------
Total Distributions                                (.22)        (.47)        (.49)        (.54)        (.57)
                                                -------      -------      -------      -------      -------
Net Asset Value, End of Year                    $ 10.40      $ 10.55      $ 10.25      $ 10.12      $ 10.71
                                                =======      =======      =======      =======      =======

Total investment return at Net Asset
 Value (a)(b)                                     0.72%         7.63%        6.22%        (.66)%       5.46%
Ratios and Supplemental Data:
Net Assets, End of Year (000's omitted)         $36,029      $36,303      $37,526      $39,954      $43,248
Ratio of expenses to average net assets (b)         .53%        1.19%        1.12%         .94%         .94%
Ratio of net investment income to average
 net assets (b)                                   2.14%         4.52%        4.76%        4.91%        5.07%
Portfolio turnover (b)                            5.89%         3.68%        4.71%       13.19%       10.30%
Fund expenses per share                            .05           .13          .12          .10          .10
Net investment income per share                    .22           .47          .49          .53          .56

(a)   Total investment return does not reflect sales load.
(b)   Not annualized for periods less than one year.

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND

                        NOTES TO FINANCIAL STATEMENTS
                               April 30, 2002
                                 (unaudited)

NOTE 1 Significant Accounting Policies

      VLC Trust (the Trust) is a Massachusetts business trust organized on August 1, 1986 and registered under the Investment Company Act of 1940, as amended, as a non diversified, open-end management investment company. The Declaration of Trust permits the Trustees to create additional portfolios (funds). As of April 30, 2002 there is only one fund, Ocean State Tax Exempt Fund (the Fund). The objective of the Fund is to seek to provide as high a level of current income, exempt from Rhode Island and Federal income taxes, as is consistent with preservation of capital. The Fund invests primarily in obligations which pay interest exempt from Rhode Island and Federal income taxes. The Fund commenced operations on December 8, 1986.

      At April 30, 2002, 95.91% of the Fund's net assets are invested in Rhode Island municipal securities. Economic changes effecting the state in certain of its public bodies and municipalities may affect the ability of the issuer to pay the required principal and interest payments of the municipal securities. In order to reduce risk associated with such factors on April 30, 2002, 75.41% of the portfolio of investments have credit enhancements backing them which the Fund relies on, such as: letters of credit, insurance, or guarantees. MBIA provides the largest total enhancements for the Fund, representing 26.07% of the portfolio.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      A) Security Valuation: Debt securities are valued on the basis of valuations furnished by a pricing service since such valuations are believed to reflect the fair value of such securities. Valuations used by the Fund may be determined without exclusive reliance on quoted prices and take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and other local market conditions. Securities having an original maturity of less than sixty days are valued at cost adjusted for amortization of premiums and accretion of discounts. Other securities are appraised in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. The Trustees monitor the valuation of the Fund's municipal bonds through receipt of periodic reports from the Adviser.

      B) Security Transactions and Related Investment Income: Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. The specific identification method is used for determining net realized gains and losses for both financial statement and Federal income tax purposes.

                         OCEAN STATE TAX EXEMPT FUND

      C) Federal Income Taxes: The Fund's policy is to comply with the provisions of subchapter M of the Internal Revenue Code available to regulated investment companies and distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for Federal income tax or excise tax is necessary. Dividends paid by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for Federal income tax purposes, because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

      D) Distributions to Shareholders: Dividends from net investment income are declared daily and distributed monthly. Capital gains distributions, if any, are declared and distributed annually. For the period ended April 30, 2002, the Fund paid no capital gains. 100% of the income dividends paid by the Fund are exempt from Federal and Rhode Island income taxes.

NOTE 2 Advisory and Administrative Services and Other
       Affiliated Transactions

      Van Liew Capital Inc. is the Adviser and the Administrator to the Fund. The Fund pays Van Liew Capital Inc. at the following annual rates for the adviser and administrator services, respectively:

            .35 and .25 of 1% of the first $200 million of average daily net assets.
            .30 and .20 of 1% of average daily net assets over $200 million.

      The Fund does not pay fees to Trustees affiliated with the Adviser or to any of its officers. The Fund pays Trustees who are not interested persons of the Fund an annual retainer plus $250 per meeting attended. The annual retainer at April 30, 2002 was $2,000.

      Legal fees and expenses of $19,418 were paid to a firm of which the Fund's Secretary is a partner.

      During the period November 1, 2001 through April 30, 2002, the Distributor received $4,193 in commissions as a result of Fund share sales.

NOTE 3 Investment Transactions

      During the period ended April 30, 2002 purchases and sales of investment securities, other than short-term investments, aggregated $2,564,096 and $2,051,644, respectively. The aggregate cost of investments for Federal income tax purposes is substantially the same as the aggregate cost for financial statement purposes. At April 30, 2002, gross unrealized appreciation on investment securities was $1,482,164 and gross unrealized depreciation on investment securities was $78,628.

                         OCEAN STATE TAX EXEMPT FUND

NOTE 4 Shares of Beneficial Interest

      The authorized capital of the Fund consists of unlimited number of shares of beneficial interest with par value of one cent per share. Transactions in shares of beneficial interest and in dollars were as follows:


                                                      Shares          Amount
                                                      ------          ------

      Balance at 10/31/00                            3,661,309      $36,662,159
      Shares sold                                      223,460        2,331,246
      Shares issued in reinvestment of dividends        95,687          998,167
      Shares redeemed                                 (538,687)      (5,613,534)
                                                     ---------      -----------
      Net decrease                                    (219,540)      (2,284,121)
                                                     ---------      -----------
      Balance at 10/31/01                            3,441,769      $34,378,038
                                                     =========      ===========
      Shares sold                                      167,640      $ 1,747,925
      Shares issued in reinvestment of dividends        45,384          472,207
      Shares redeemed                                 (190,678)      (1,986,795)
                                                     ---------      -----------
      Net increase                                      22,346          233,337
                                                     ---------      -----------
      Balance at 4/30/02                             3,464,115      $34,611,375
                                                     =========      ===========

NOTE 5 Distribution Plan

      The Fund has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 (the Rule) of the Investment Company Act of 1940 (the Act). The Rule provides in substance that the Fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under the Rule. Under the Plan, the Fund is authorized to pay for the printing of all prospectuses, statements of additional information and reports and notices to shareholders, even those which are not sent to existing shareholders. The Fund paid $7,719 under the Plan during fiscal 2002.

                         OCEAN STATE TAX EXEMPT FUND
                          PORTFOLIO OF INVESTMENTS
                            as of April 30, 2002
                                 (unaudited)


                                                                                     Ratings
  Principal                                                                          Moody's/              Value
   Amount                                                                      Standard & Poor's (b)      (Note 1)
  ---------                                                                    ---------------------      --------

MUNICIPAL SECURITIES (97.37%) (a)
Rhode Island General Obligation and Revenue (50.57%) (a)
 $  500,000    Barrington School District 5.00%, 10/1/14                             Aa-3/NR            $   516,100
    250,000    Bristol General Obligation MBIA Insured 5.05%, 8/15/06                Aaa/AAA                256,380
    300,000    Burrillville General Obligation MBIA Insured 5.75%, 10/15/17          Aaa/AAA                310,172
    200,000    Burrillville General Obligation FGIC Insured 5.70%, 5/1/11            Aaa/AAA                215,676
     75,000    Central Falls General Obligation 7.90%, 7/1/02                        Baa-3/NR                75,019
    460,000    Cranston General Obligation MBIA Insured 5.00%, 6/15/02               Aaa/AAA                461,313
    165,000    Cumberland General Obligation MBIA Insured
                 5.70%, 10/1/11                                                      Aaa/AAA                168,459
    175,000    Cumberland General Obligation MBIA Insured
                 5.70%, 10/1/12                                                      Aaa/AAA                178,669
    300,000    East Providence General Obligation MBIA Insured
                 5.70%, 5/15/10                                                      Aaa/AAA                323,888
    135,000    Jamestown General Obligation CGIC Insured 7.00%, 3/15/07              Aaa/AAA                137,140
    250,000    Kent County Water Auth. MBIA Insured 6.35%, 7/15/14                   Aaa/AAA                272,403
    355,000    Lincoln General Obligation MBIA Insured 5.50%, 8/15/10                Aaa/AAA                364,768
    300,000    Lincoln General Obligation FGIC Insured 5.60%, 8/1/12                 Aaa/NR                 321,642
    225,000    Middletown General Oblgation 4.00%, 7/15/12                           Aa-3/NR                223,820
    100,000    Narragansett General Obligation MBIA Insured
                 5.30%, 9/15/09                                                      Aaa/AAA                102,941
    210,000    Newport General Obligation MBIA Insured 6.50%, 8/15/06                Aaa/AAA                214,508
     75,000    North Kingstown General Obligation 6.70%, 12/15/05                    Aa-3/NR                 84,061
     80,000    North Kingstown General Obligation 6.80%, 12/15/06                    Aa-3/NR                 91,762
    120,000    North Providence General Obligation MBIA Insured
                 6.00%, 10/1/09                                                      Aaa/AAA                124,033
    250,000    North Smithfield General Obligation FGIC Insured
                 4.00%, 10/15/12                                                     Aaa/AAA                241,200
    500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/15              Aaa/AAA                539,814
    500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/11              Aaa/AAA                543,558
    500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/13              Aaa/AAA                543,558
    500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/12              Aaa/AAA                543,558
    200,000    Providence Public Bldg. Auth. FSA Insured 5.10%, 12/15/08             Aaa/AAA                216,425
    150,000    Providence Public Bldg. Auth. MBIA Insured
                 5.50%, 12/15/13                                                     Aaa/AAA                162,506
    500,000    Providence Public Bldg. Auth. AMBAC Insured
                 5.125%, 12/15/14                                                    Aaa/AAA                522,340
    185,000    Providence Public Bldg. Auth. FSA Insured 5.00%, 12/15/18             Aaa/AAA                184,953
    500,000    Providence Redevelopment Auth. AMBAC Insured
                 5.30%, 4/1/12                                                       Aaa/AAA                536,070
    100,000    South Kingston General Obligation AMBAC Insured
                 5.00%, 11/15/08                                                     Aaa/AAA                103,015
    700,000    Warwick General Obligation MBIA Insured 6.60%, 11/15/06               Aaa/AAA                728,872




                         OCEAN STATE TAX EXEMPT FUND
                    PORTFOLIO OF INVESTMENTS-(Continued)


                                                                                     Ratings
  Principal                                                                          Moody's/              Value
   Amount                                                                      Standard & Poor's (b)      (Note 1)
  ---------                                                                    ---------------------      --------

 $   35,000    Westerly Dunn's Corner Fire District Unlimited Tax
                 Assessment 7.80%, 6/1/03                                            A-1/NR             $    36,648
     35,000    Westerly Dunn's Corner Fire District Unlimited Tax
                 Assessment 7.85%, 6/1/04                                            A-1/NR                  37,831
    800,000    Rhode Island Clean Water Pre-refunded U.S. T MBIA Insured
                 6.50%, 10/1/06                                                      Aaa/AAA                830,251
    150,000    Rhode Island Clean Water MBIA Insured 5.30%, 10/1/07                  Aaa/AAA                162,880
    650,000    Rhode Island Depositors Economic Protection Corp.
                 MBIA Insured Escrowed to Maturity 6.55%, 8/1/10                     Aaa/AAA                757,400
    215,000    Rhode Island Depositors Economic Protection Corp.
                 CAPMAC Guaranteed Escrowed to Maturity 6.375%, 8/1/22               Aaa/AAA                253,856
    250,000    Rhode Island Depositors Economic Protection Corp.
                 Escrowed to Maturity 5.75%, 8/1/21                                  Baa-1/NR               273,651
    500,000    Rhode Island Economic Development Corp. Airport Revenue
                 FSA Insured 5.25%, 7/1/12                                           Aaa/AAA                527,333
    395,000    Rhode Island Economic Development Corp. Airport Revenue
                 FSA Insured 5.25%, 7/1/13                                           Aaa/AAA                413,142
    545,000    Rhode Island Economic Development Corp. Airport Revenue
                 FSA Insured 5.25%, 7/1/14                                           Aaa/AAA                566,630
    450,000    Rhode Island Economic Development Corp. Airport Revenue
                 FSA Insured 5.00%, 7/1/18                                           Aaa/AAA                447,640
    100,000    RI COPS MBIA Insured 5.375%, 10/1/16                                  Aaa/AAA                105,092
    300,000    Rhode Island Lease Participation Certificate Shepard Bldg.
                 AMBAC Insured 5.125%, 6/1/12                                        Aaa/AAA                313,030
    500,000    Rhode Island Turnpike Authority 5.35%, 12/1/17                        A/A                    515,605
    125,000    Rhode Island Public Building Auth. AMBAC Insured
                 5.20%, 2/1/06                                                       Aaa/AAA                129,736
    150,000    Rhode Island Public Building Auth. AMBAC Insured
                 5.25%, 2/1/10                                                       Aaa/AAA                155,360
    150,000    Rhode Island Port Auth. Pre-refunded U.S. T AMBAC Insured
                 6.50%, 6/1/08                                                       Aaa/AAA                164,753
    500,000    Rhode Island Refunding Bond Authority AMBAC Insured
                 5.25%, 2/1/10                                                       Aaa/AAA                532,949
      5,000    Rhode Island General Obligation 7.50%, 6/15/05                        Aa-3/AA-                 5,010
    250,000    Rhode Island General Obligation MBIA Insured 5.00%, 9/1/18            Aaa/AAA                251,185
    300,000    Rhode Island General Obligation FGIC Insured
                 5.125%, 7/15/14                                                     Aaa/AAA                312,281
    500,000    Rhode Island General Obligation MBIA Insured 5.75%, 8/1/15            Aaa/AAA                554,792
  1,000,000    Rhode Island General Obligation FGIC Insured 5.50%, 9/1/16            Aaa/AAA              1,054,666
    250,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/16               Aaa/AAA                253,369
    250,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/15               Aaa/AAA                256,178
                                                                                                        -----------
               Total Rhode Island General Obligation and Revenue                                        $18,219,891




                         OCEAN STATE TAX EXEMPT FUND
                    PORTFOLIO OF INVESTMENTS-(Continued)


                                                                                     Ratings
  Principal                                                                          Moody's/              Value
   Amount                                                                      Standard & Poor's (b)      (Note 1)
  ---------                                                                    ---------------------      --------

 $  150,000    Board of Governors CGIC Insured 6.125%, 9/15/10                       Aaa/AAA            $   155,369
    195,000    Board of Governors CGIC Insured 6.15%, 9/15/11                        Aaa/AAA                201,998
    100,000    University of Rhode Island AMBAC Insured 5.20%, 9/15/15               Aaa/AAA                103,345
    300,000    University of Rhode Island AMBAC Insured 5.20%, 9/15/16               Aaa/AAA                307,788
    100,000    Bryant College AMBAC Insured 4.60%, 6/1/12                            Aaa/AAA                 99,451
    100,000    Brown University 4.75%, 9/1/12                                        Aa-1/AA+               102,346
    200,000    Brown University 5.90%, 9/1/14                                        Aa-1/AA+               215,177
    780,000    Brown University 5.25%, 9/1/16                                        Aa-1/AA+               810,957
    400,000    Brown University 5.00%, 9/1/19                                        Aa-1/AA+               397,902
    400,000    Bryant College MBIA Insured Pre-refunded U.S. T
                 6.50%, 6/1/05                                                       Aaa/AAA                409,061
    100,000    Bryant College MBIA Insured Pre-refunded U.S. T
                 5.95%, 6/1/07                                                       Aaa/AAA                102,220
    100,000    Bryant College MBIA Insured Pre-refunded U.S. T
                 6.20%, 6/1/13                                                       Aaa/AAA                102,240
    355,000    Roger Williams College Connie Lee Insured Pre-refunded
                 U.S. T 6.50%, 11/15/08                                              Aaa/AAA                370,656
    195,000    Roger Williams College Connie Lee Insured 6.50%, 11/15/08             Aaa/AAA                202,885
    355,000    Roger Williams College Connie Lee Insured Pre-refunded
                 U.S. T 6.625%, 11/15/11                                             Aaa/AAA                370,893
    195,000    Roger Williams College Connie Lee Insured 6.625%, 11/15/11            Aaa/AAA                203,068
    500,000    Salve Regina College Connie Lee Insured 6.25%, 3/15/13                NR/AAA                 524,517
    300,000    Salve Regina College Pre-refunded U.S. T Connie Lee
                 Insured 6.30%, 3/15/20                                              NR/AAA                 314,839
    825,000    Johnson & Wales College Connie Lee Insured 5.75%, 4/1/12              NR/AAA                 864,349
    750,000    Johnson & Wales College MBIA Insured 5.00%, 4/1/29                    Aaa/AAA                713,303
    250,000    Rhode Island School of Design MBIA Insured 4.40%, 6/1/15              Aaa/AAA                242,136
    585,000    Rhode Island School of Design MBIA Insured 4.60%, 6/1/17              Aaa/AAA                562,218
    500,000    St. Antoine Residence Pre-refunded U.S. T. 6.75%, 11/15/18            Aa-3/NR                544,807
    500,000    St. Antoine Residence LOC-Allied Irish Bank
                 6.125%, 11/15/18                                                    Aa-3/NR                516,724
    575,000    Kent County Hospital MBIA Insured 7.00%, 7/1/10                       Aaa/AAA                584,116
    200,000    Memorial Hospital MBIA Insured 6.50%, 7/1/04                          Aaa/AAA                204,996
    400,000    Miriam Hospital Pre-refunded U.S. T 6.35%, 4/1/08                     NR/A                   423,280
    300,000    Rhode Island Hospital FGIC Insured 6.70%, 8/15/04                     Aaa/AAA                306,904
    600,000    Women & Infants Hospital CGIC Insured 6.55%, 9/1/13                   Aaa/AAA                619,014
    100,000    United Methodist Elder Care LOC-Fleet Bank 7.50%, 11/1/14             NR/A                   106,216
    125,000    New England Tech Inst. Connie Lee Insured 6.00%, 3/1/15               NR/AAA                 133,238
                                                                                                        -----------
               Total Rhode Island Health & Education Building Corporation                               $10,816,013




                         OCEAN STATE TAX EXEMPT FUND
                    PORTFOLIO OF INVESTMENTS-(Continued)


                                                                                     Ratings
  Principal                                                                          Moody's/              Value
   Amount                                                                      Standard & Poor's (b)      (Note 1)
  ---------                                                                    ---------------------      --------

 $    5,000    9.30%, 7/1/04, FGIC Insured                                           Aaa/AAA            $     4,994
    200,000    5.65%, 10/1/07                                                        NR/A                   205,495
    200,000    5.70%, 4/1/15                                                         Aa-2/AA+               205,691
    400,000    5.00%, 10/1/16                                                        Aa-2/AA+               404,892
    500,000    5.75%, 4/1/17                                                         Aa-2/AA+               509,859
    200,000    6.25%, 4/1/17                                                         Aa-2/AA+               206,690
     30,000    7.55%, 10/1/22                                                        Aa-2/AA+                29,986
    300,000    6.50%, 10/1/22                                                        Aa-2/AA+               306,754
  1,015,000    6.70%, 10/1/15                                                        Aa-2/AA+             1,060,351
    250,000    5.40%, 10,1/16                                                        Aa-2/AA+               255,866
    500,000    4.90%, 4/1/17                                                         Aa-2/AA+               494,258
    500,000    6.15%, 4/1/17                                                         Aa-2/AA+               514,228
    750,000    5.40%, 10/1/17                                                        Aa-2/AA+               755,428
    300,000    6.50%, 4/1/27                                                         Aa-2/AA+               305,916
                                                                                                        -----------
               Total Rhode Island Housing & Mortgage Finance Corporation                                $ 5,260,408
                                                                                                        -----------

Rhode Island Industrial Facilities Corporation (0.72%) (a)
 $  250,000    Mobil Oil 6.00%, 11/1/14                                              Aaa/AAA            $   258,487
                                                                                                        -----------
               Total Rhode Island Industrial Facilities Corporation                                     $   258,487
                                                                                                        -----------
               TOTAL RHODE ISLAND BONDS (95.91%) (a)                                                    $34,554,799

Puerto Rico Bonds (1.46%) (a)
 $  500,000    Puerto Rico Municipal Finance Auth. FSA Insured,
                 5.50%, 7/1/17                                                       Aaa/AAA            $   526,085
                                                                                                        -----------
               TOTAL PUERTO RICO BONDS (1.46%) (a)                                                      $   526,085
                                                                                                        -----------
               TOTAL INVESTMENTS (Cost $33,677,348)(93.47%)(a)                                          $35,080,884
                                                                                                        ===========




(a) Percentages indicated are based on net assets of $36,028,718 at April 30, 2002 (total investments plus cash and receivables less liabilities) which corresponds to a net asset value per share of $10.40.
(b) These municipal securities meet the four highest ratings assigned by Moody's Investors Service, Inc. or Standard & Poor's Corp. or where not rated, are determined by the Fund to be of comparable quality within the guidelines approved by the directors. The ratings indicated are the most current available. When bonds are rated differently by Moody's and S&P, the higher rating has been reported. The rating NR means it is not rated by Moody's or S&P. Certain securities have credit enhancement features backing them. Without these enhancement features the securities may or may not meet the quality standards of other securities purchased by the Fund. (See
      Note 1)
(c)   Abbreviations used:
         AMBAC-American Municipal Bond Assurance Corp.
          CGIC-Capital Guaranty Insurance Co.
          FGIC-Financial Guaranty Insurance Co.
           FSA-Financial Security Assurance Inc.
          MBIA-Municipal Bond Investors Assurance Corp.
           LOC-Letter of Credit
           BIG-Bond Investors Guaranty (subsidiary of MBIA)
           SBA-Small Business Administration
        CAPMAC-Capital Markets Assurance Corp.

                     See Notes to Financial Statements.

Investment Adviser & Administrator
  Van Liew Capital Inc.
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903

Distributor
  Van Liew Securities, Inc.                  OCEAN STATE TAX EXEMPT FUND
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903            (The Portfolio of VLC Trust)


Custodian
  PFPC Trust Company
  Airport Business Center
  200 Stevens Drive, Suite 440
  Lester, Pennsylvania 19113

Transfer Agent
  PFPC, Inc.
  P.O. Box 8871                                  Semi-Annual Report
  Wilmington, Delaware 19899-8871                  April 30, 2002
                                                     (unaudited)
Independent Auditors
  Ernst & Young LLP
  200 Clarendon Street
  Boston, MA 02116-5072

Counsel
  Hinckley, Allen & Snyder LLP
  1500 Fleet Center
  Providence, Rhode Island 02903

Trustees
  Alfred B. Van Liew, Chairman
  Mary Ann Altrui
  Milton C. Bickford, Jr.
  Meredith A. Curren
  Michael E. Hogue
  Arthur H. Lathrop
  Alice M. Macintosh                           Interest income exempt
  Lawrence B. Sadwin                           from Federal and Rhode
  John H. St. Sauveur                          Island income taxes
                                               from quality municipal
Officers                                       bonds.
  Alfred B. Van Liew, President
  Samuel H. Hallowell, Vice President
  Joseph J. Healy, Vice President
  Kevin M. Oates, Treasurer
  Margaret D. Farrell, Secretary